First time adoption of IFRS (Details 1)	12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2012 CAD	Jun. 30, 2011 CAD	Jul. 01, 2010 CAD	Jun. 30, 2011 Share capital USD ($)	Jun. 30, 2012 Share capital CAD	Jun. 30, 2011 Share capital CAD	Jul. 01, 2010 Share capital CAD	Jun. 30, 2011 Share option reserve CAD	Jun. 30, 2012 Share option reserve CAD	Jul. 01, 2010 Share option reserve CAD	Jun. 30, 2011 Warrant reserve CAD	Jun. 30, 2012 Warrant reserve CAD	Jul. 01, 2010 Warrant reserve CAD	Jun. 30, 2011 Deficit CAD	Jun. 30, 2012 Deficit CAD	Jul. 01, 2010 Deficit CAD
As reported under Canadian GAAP			57,080,927				74,543,371		5,506,745						(22,969,189)
Share-based compensation									57,045						(57,045)
Reclassifications									(1,271,032)			1,271,032
As reported under IFRS		61,985,816	57,080,927	47,650,611		82,235,232	74,543,371	63,556,255	4,292,758	5,072,985	3,630,073	1,271,032	1,270,474	523,106	(23,026,234)	(26,592,875)	(20,058,823)